Cavalier Growth Opportunities Fund
CAVALIER GROWTH OPPORTUNITIES FUND
INVESTMENT OBJECTIVES
The Cavalier Growth Opportunities Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund . You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund's prospectus entitled  Class A shares  on page 82 and  Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers , and in the sections of the Fund's Statement of Additional Information entitled  Additional Purchase and Redemption Information  on page 39.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cavalier Growth Opportunities Fund	Institutional Class Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cavalier Growth Opportunities Fund		Institutional Class Shares	Class C Shares	Class A Shares
Management Fees	[1]	1.00%	1.00%	1.00%
Distribution and/or Service (12b 1) Fees		none	1.00%	0.25%
Other Expenses		0.71%	0.71%	0.65%
Acquired Fund Fees and Expenses	[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses		2.16%	3.16%	2.35%
Less Fee Waiver and/or Expense Limitation	[1],[3]	(0.46%)	(0.46%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.70%	2.70%	1.95%
[1]	Restated to reflect current contractual fees.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an e xpense l imitation a greement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor) ) to not more than 1. 2 5% , 2.25%, and 1.50% of the average daily net assets of the Institutional, Class C, and Class A shares of the Fund , respectively . Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The e xpense l imitation a greement runs through September 30, 2019 , and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the e xpense l imitation a greement.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through September 30, 2019.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cavalier Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	173	632	1,117	2,457
Class C Shares	373	932	1,615	3,435
Class A Shares	639	1,114	1,614	2,986

You would pay the following expenses if you did not redeem your shares:
Expense Example, No redemption - Cavalier Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	173	632	1,117	2,457
Class C Shares	273	932	1,615	3,435
Class A Shares	639	1,114	1,614	2,986

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  For the fiscal year ended May 31, 2018 , the Fund's portfolio turnover rate was 491.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio manager seeks to achieve the Fund's investment objective of capital appreciation by investing in exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act") and not affiliated with the Fund ("Portfolio Funds") that invest in equity securities of issuers from a number of countries throughout the world. The Fund may also invest in individual large cap equities. The Fund is considered "diversified" under the 1940 Act.

The strategy primarily utilizes ETFs and equities but may access fixed income securities to diversify the Fund's asset classes. The Manager uses a top-down approach to identify sectors that the manager believes will produce strong performance relative to the overall market and makes investments to capitalize on these market predictions. Top-down investing is an investment analysis approach that involves looking first at the macro picture of the economy, and then looking at the smaller factors in finer detail. After looking at the big-picture conditions around the world, the manager then examines the general market conditions followed by particular industrial sectors to select those sectors that it predicts will outperform the market. When the manager deems it appropriate to position the portfolio defensively, this strategy considers cash to be an asset class and will allocate a significant percentage to cash and cash equivalents.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets. The Portfolio Funds in which the Fund invests will have investment objectives similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees. The portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund's portfolio needs to be rebalanced. As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Control of Portfolio Funds Risk.   The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund's policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Cybersecurity Risk. As part of its business, the Advisor processes, stores , and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties , and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

ETFs Risk.   The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities , an ETF may trade at a premium or discount to its net asset value , or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and , indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.

Fixed Income Risk.   Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Advisor to be of comparable quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Foreign Securities and Emerging Markets Risk.   The Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Fund Investing Risk.     Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Portfolio Turnover Risk.   The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Securities Risk.   The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Portfolio Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

PERFORMANCE INFORMATION

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  Performance information for Class A shares will be included after the share class has been in operation for one complete calendar year. Although Class A and Class C shares would have similar annual returns because they have the same total annual fund operating expenses, Class A and Class C shares average annual total returns would be lower than those shown for Institutional Class Shares in the table because Class A and Class C shares generally have higher expenses than Institutional Class Shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/863.htm for the Institutional Class Shares, by visiting http://www.ncfunds.com/fundpages/864.htm for the Class C Shares, and by visiting http://www.ncfunds.com/fundpages/878.htm for the Class A Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.29% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -8.28% (quarter ended September 30, 2015).  The Fund's year-to-date return as of June 30, 2018, was 3.41%.

Average Annual Total Returns Periods Ended December 31, 2017
Average Annual Total Returns - Cavalier Growth Opportunities Fund	Label	Past 1 Year	Past 5 Years	Since Inception [1]	Inception Date
Institutional Class Shares	Before taxes	27.64%	12.23%	11.65%	Sep. 20, 2012
Institutional Class Shares | After Taxes on Distributions	After taxes on distributions	27.58%	11.87%	11.28%
Institutional Class Shares | After Taxes on Distributions and Sales	Before taxes	15.64%	10.15%	9.66%
Institutional Class Shares | S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)	S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)	24.69%	11.59%	11.33%
Class C Shares	Before taxes	26.34%	11.00%	10.93%	Sep. 26, 2012
Class C Shares | S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)	S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)	24.69%	11.59%	11.71%
[1]	September 20, 2012 for Institutional Class Shares and September 26, 2012 for Class C Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.